Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
SA Franklin Tactical Opportunities Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Franklin Tactical Opportunities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goals are to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ending April 30, 2024. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s investment goals are to seek capital appreciation and income. The Portfolio attempts to achieve its investment goals by allocating its assets among a number of different investment strategies (or “sleeves”), each of which is managed by either Franklin Advisers, Inc. (“Franklin”), the Portfolio’s subadviser, or a sub-subadviser that is an affiliate of Franklin (such affiliates, together with Franklin, the “subadvisers”). Under normal market conditions, the Portfolio targets an allocation of approximately 70% of its net assets to equity strategies and approximately 30% of its net assets to fixed income strategies, although the Portfolio’s allocation to equity strategies may range from approximately 60%-80% of its net assets and its allocation to fixed income strategies may range from approximately 20%-40% of its net assets. To achieve this +/- 10% deviation from the Portfolio’s target equity/fixed income allocation of 70%/30%, Franklin intends to tactically adjust its exposure primarily through the use of equity index and fixed income futures.Franklin is responsible for determining the allocation of the Portfolio’s assets among the Portfolio’s different subadvisers and sleeves. The Portfolio’s subadvisers and the sleeve(s) that each of them manages is set out in the table below.SubadviserSleeveFranklinForeign Large BlendGlobal EquityTactical U.S. Equity – Exchange-Traded Funds (“ETFs”)U.S. Small Cap BlendBrandywine Global Investment Management, LLCU.S. Large-Cap ValueClearBridge Investments, LLCForeign Large ValueU.S. Large-Cap BlendU.S. Large-Cap GrowthWestern Asset Management CompanyIntermediate Term BondThe subadvisers utilize different investment strategies in managing their respective sleeve(s), act independently from one another and use their own methodologies for selecting investments.The equity securities in which the Portfolio intends to invest, or obtain exposure to, include common stock, preferred stock, rights and warrants, and depositary receipts relating to equity securities. The Portfolio may invest in, or obtain exposure to, equity securities of U.S. and non-U.S. issuers of any market capitalization range. The foreign equity securities in which the Portfolio intends to invest, or obtain exposure to, may be denominated in U.S. dollars or foreign currencies and may be currency hedged or unhedged. The Portfolio may also use ETFs to gain exposure to the applicable asset classes. The Tactical U.S. Equity sleeve employs a strategy of tactically allocating across U.S. equity ETFs of various market capitalizations using a quantitative process.The fixed income securities in which the Portfolio intends to invest, or obtain exposure to, include corporate debt instruments, U.S. government securities, mortgage-backed securities (specifically collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”)), asset-backed securities (specifically collateralized debt obligations (“CDOs”)), convertible notes, money market instruments and/or cash or cash equivalents. The Portfolio may also utilize U.S. Treasury bond options within the Intermediate Term Bond sleeve for hedging purposes and to adjust the sleeve’s exposure to interest rate risk.While the Portfolio employs an active, tactical asset allocation strategy, the Portfolio places an emphasis on managing risk relative to its benchmark index, which is comprised of the following: 43% S&P 500® Index, 5% Russell 2000® Index, 22% MSCI EAFE® Index (net) and 30% Bloomberg U.S. Government/Credit Index (the “Blended Index”). To manage the Portfolio’s risk relative to the Blended Index, Franklin intends to tactically adjust the Portfolio’s exposure by making passive index investments through the use of futures and ETFs, if required by the Portfolio’s risk management parameters. These risk management parameters include restrictions designed to limit how far the Portfolio’s returns are permitted to deviate from those of the Blended Index. Such restrictions may result in the Portfolio having returns that track the Blended Index more consistently and more closely than would otherwise be the case. These restrictions may prevent a significant deviation from the returns of the Blended Index, but may also limit the Portfolio’s ability to outperform the returns of the Blended Index.The subadvisers may engage in frequent and active trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.The following is a summary of the principal risks of investing in the Portfolio.Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.Asset Allocation Risk. The Portfolio’s ability to achieve its investment goal depends in part on a subadviser’s skill in determining the Portfolio’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that a subadviser may favor an investment strategy that performs poorly relative to other investment strategies.Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.Small- and Mid-Cap Companies Risk. Companies with smaller market capitalizations (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, operating histories, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Portfolio.Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

		An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Federal Reserve has recently begun to raise the federal funds rate to address rising inflation. As interest rates rise from historically low levels, the Portfolio may face heightened interest rate risk. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.CDOs Risk. The risks of an investment in a CDO depend largely on the quality and type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to being subject to the risks of securitized instruments generally, CDOs are also subject to additional risks, such as illiquidity risk; the risk that distributions from collateral securities will not be adequate to make interest or other payments; and the risk that the collateral may default, decline in value or be downgraded.CMBS Risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage loans. In addition to being subject to the risks of securitized instruments generally, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.CMOs Risk. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater credit risk. In the event of default by an issuer of a CMO, the Portfolio will be less likely to receive payments of principal and interest. In addition to being subject to the risks of securitized instruments generally, CMOs may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.Warrants and Rights Risk. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the issuer other than a purchase option. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments. Warrants and rights may lack a liquid secondary market for resale.Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss.Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.Futures Risk. Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. A futures contract is considered a derivative because it derives its value from the price of the underlying commodity, security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying commodity, security or financial index.Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.A Portfolio may buy or sell put and call options that trade on U.S. or foreign exchanges. A Portfolio may also buy or sell over-the-counter (“OTC”) options, which subject the Portfolio to the risk that a counterparty may default on its obligations. In selling (referred to as “writing”) a put or call option, there is a risk that, upon exercise of the option, the Portfolio may be required to buy (for written puts) or sell (for written calls) the underlying investment at a disadvantageous price. A Portfolio may write call options on a security or other investment that the Portfolio owns (referred to as “covered calls”). If a covered call sold by a Portfolio is exercised on an investment that has increased in value above the call price, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit on the investment above the call price. Options purchased on futures contracts on foreign exchanges may be exposed to the risk of foreign currency fluctuations against the U.S. dollar.Leverage Risk. The Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.The coronavirus (COVID-19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. However, ETFs are subject to the following risks that do not apply to conventional mutual funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged. In addition, a passively-managed ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.Risk of Conflict with Insurance Company Interests - Risk Management. Managing the Portfolio’s risks relative to the Blended Index may reduce the risks and hedging costs assumed by the insurance company that sponsors your Variable Contract. This facilitates the insurance company’s ability to provide guaranteed benefits. These guarantees are optional and may not be associated with your Variable Contract. While the interests of the Portfolio’s shareholders and the affiliated insurance companies providing these guaranteed benefits are generally aligned, the affiliated insurance companies (and SunAmerica by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Portfolio’s investment strategy may have the effect of mitigating the financial risks to which the affiliated insurance companies are subject as a result of providing those guaranteed benefits and the hedging costs associated with providing such benefits. In addition, the Portfolio’s performance may be lower than similar portfolios that do not employ the same risk management constraints.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), Russell 2000®Index, S&P 500® Index, Bloomberg U.S. Government/Credit Index and the Blended Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the MSCI EAFE® Index (net), Russell 2000®Index, S&P 500® Index, Bloomberg U.S. Government/Credit Index and the Blended Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 3 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:Highest QuarterlyReturn:June 30, 202012.31%Lowest QuarterlyReturn:March 31, 2020-16.50%Year to Date MostRecent Quarter:March 31, 20235.07%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
SA Franklin Tactical Opportunities Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	513
10 Years	rr_ExpenseExampleYear10	$ 1,154
1 Year	rr_AverageAnnualReturnYear01	(13.68%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2017
SA Franklin Tactical Opportunities Portfolio | Class 3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	$ 1,443
2018	rr_AnnualReturn2018	(5.96%)
2019	rr_AnnualReturn2019	18.29%
2020	rr_AnnualReturn2020	8.25%
2021	rr_AnnualReturn2021	14.83%
2022	rr_AnnualReturn2022	(13.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date MostRecent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest QuarterlyReturn:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest QuarterlyReturn:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
1 Year	rr_AverageAnnualReturnYear01	(13.91%)
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2017
SA Franklin Tactical Opportunities Portfolio | Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.77%)
5 Years	rr_AverageAnnualReturnYear05	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
SA Franklin Tactical Opportunities Portfolio | MSCI EAFE® Index (net)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
SA Franklin Tactical Opportunities Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
SA Franklin Tactical Opportunities Portfolio | Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.58%)
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
SA Franklin Tactical Opportunities Portfolio | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%

[1]	The Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1 and Class 3 shares exceed 0.81% and 1.06%, respectively, of the Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the “Trust”) on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to April 30, 2024, only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.